Income Taxes (Details 2) (USD $)	12 Months Ended	72 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2007	Dec. 31, 2012 item	Dec. 31, 2007 Minimum item	Dec. 31, 2007 Maximum	Dec. 31, 2012 Research and development	Dec. 31, 2012 Federal	Jan. 24, 2012 New Jersey State
Carryforwards of net operating losses
Net operating losses						$ 84,200,000
Cash proceeds received from sale of unused operating loss carryforwards							1,000,000
Fee expense on sale of unused operating loss carryforwards							34,000
Carryforwards of tax credits
Credits					1,600,000
Ownership change
Number of ownership changes undergone		0	1
Amount of net operating losses incurred	4,500,000			4,500,000
Amount of credits incurred	$ 100,000			$ 100,000